UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:  6/30/03
                                                       -------

Check  here  if  Amendment  [  ];  Amendment  Number:
                                                      -----
  This  Amendment  (Check  only  one.):  [  ]  is  a  restatement.
                                         [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:    Harleysville  Group  Inc.
         -----------------------------
Address: 355  Maple  Avenue
         -----------------------------
         Harleysville,  PA  19438-2297
         -----------------------------

Form  13F  File  Number:  28-  4718
                             -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/Mark R. Cummins     Harleysville,  PA       August  13,  2003
     ------------------     -----------------       -----------------
     [Signature]            [City,  State]          [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
         ------------          -----------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:            1
                                              --------
Form  13F  Information  Table  Entry  Total:     54
                                              --------
Form  13F  Information  Table  Value  Total:  $311,307
                                              --------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

   No.      Form  13F  File  Number      Name

    1       28-4718                      Harleysville  Asset  Management  L.P.
  -----        ----                      -------------------------------------
   [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC.
JUNE  30,  2003
FORM  13F  INFORMATION  TABLE






                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC          COM              00184A-10-5       130     8,070   SH         SOLE         N/A        8,070
AT&T CORPORATION             COM              001957-10-9         3       178   SH         SOLE         N/A          178
ALLSTATE CORP                COM              020002-10-1     4,487   125,840   SH         SOLE         N/A      125,840
AT&T WIRELESS SERVICES INC   COM              00209A-10-6        54     6,687   SH         SOLE         N/A        6,687
AMERICAN EXPRESS CO          COM              025816-10-9     5,349   127,930   SH         SOLE         N/A      127,930
AMGEN INC                    COM              031162-10-0     9,668   146,620   SH         SOLE         N/A      146,620
AUTOMATIC DATA PROCESSING    COM              053015-10-3     2,273    67,140   SH         SOLE         N/A       67,140
AMERICAN INTL GROUP INC      COM              026874-10-7     6,733   122,010   SH         SOLE         N/A      122,010
BANK NEW YORK INC            COM              064057-10-2     3,696   128,570   SH         SOLE         N/A      128,570
BRISTOL MYERS SQUIBB CO      COM              110122-10-8        70     2,600   SH         SOLE         N/A        2,600
CARDINAL HEALTH INC          COM              14149Y-10-8     4,605    71,620   SH         SOLE         N/A       71,620
CHEVRONTEXACO CORP           COM              166764-10-0     7,534   104,370   SH         SOLE         N/A      104,370
CHUBB CORPORATION            COM              171232-10-1     7,333   122,195   SH         SOLE         N/A      122,195
CICSO SYSTEMS INC            COM              17275R-10-2    11,988   713,991   SH         SOLE         N/A      713,991
CINCINNATI FINL CORP         COM              172062-10-1     5,164   139,400   SH         SOLE         N/A      139,400
CITIGROUP INC                COM              172967-10-1    12,472   291,446   SH         SOLE         N/A      291,446
COCA COLA CO                 COM              191216-10-0     3,050    65,720   SH         SOLE         N/A       65,720
COMCAST CORP CL A            COM              20030N-10-1         9       287   SH         SOLE         N/A          287
DELL COMPUTER CORP           COM              247025-10-9     6,582   206,730   SH         SOLE         N/A      206,730
DISNEY (WALT) COMPANY        COM              254687-10-6     9,613   486,695   SH         SOLE         N/A      486,695
EMC CORPORATION              COM              268648-10-2     1,869   178,580   SH         SOLE         N/A      178,580
EXXON MOBIL CORP             COM              30231G-10-2     9,317   259,470   SH         SOLE         N/A      259,470
FEDERAL NATNL MORTG ASSN     COM              313586-10-9     8,101   120,130   SH         SOLE         N/A      120,130
GENERAL ELECTRIC COMPANY     COM              369604-10-3    14,700   512,550   SH         SOLE         N/A      512,550
GILLETTE CO                  COM              375766-10-2     5,211   163,545   SH         SOLE         N/A      163,545
HARBOR FUND                  EQUITY MUT FD    411511-30-6     3,422   116,148   SH         SOLE         N/A      116,148
HARLEYSVILLE NATNL CORP      COM              412850-10-9     5,542   205,718   SH         SOLE         N/A      205,718
HARLEYSVILLE SAVINGS ASSN    COM              412856-10-6     1,896    74,249   SH         SOLE         N/A       74,249
HARTFORD FINL SVCS GROUP     COM              416515-10-4     4,256    84,520   SH         SOLE         N/A       84,520
HEALTH MANAGEMENT ASSOC      COM              421933-10-2     4,924   266,861   SH         SOLE         N/A      266,861
HOME DEPOT INC               COM              437076-10-2     5,971   180,280   SH         SOLE         N/A      180,280
INTEL CORPORATION            COM              458140-10-0     8,126   390,500   SH         SOLE         N/A      390,500
IBM CORPORATION              COM              459200-10-1    10,046   121,760   SH         SOLE         N/A      121,760
JP MORGAN CHASE & CO         COM              46625H-10-0    10,990   321,540   SH         SOLE         N/A      321,540
JOHNSON & JOHNSON            COM              478160-10-4    10,053   194,460   SH         SOLE         N/A      194,460
LOWES COS INC                COM              548661-10-7     2,802    65,220   SH         SOLE         N/A       65,220
MARSH & MCLENNAN COS INC     COM              571748-10-2     3,882    76,040   SH         SOLE         N/A       76,040
MEDTRONIC INC                COM              585055-10-6     4,613    96,140   SH         SOLE         N/A       96,140
MERCK & CO INC               COM              589331-10-7     7,903   130,510   SH         SOLE         N/A      130,510
MICROSOFT CORPORATION        COM              594918-10-4    16,847   657,080   SH         SOLE         N/A      657,080
PEPSICO INC                  COM              713448-10-8     1,779    39,970   SH         SOLE         N/A       39,970
PFIZER INC                   COM              717081-10-3    12,314   360,621   SH         SOLE         N/A      360,621
PROCTER & GAMBLE CO          COM              742718-10-9     3,960    44,400   SH         SOLE         N/A       44,400
QUALCOMM INC                 COM              747525-10-3     4,649   129,370   SH         SOLE         N/A      129,370
SBC COMMUNICATIONS INC       COM              78387G-10-3     7,439   291,145   SH         SOLE         N/A      291,145
SCHERING PLOUGH CORP         COM              806605-10-1     2,363   127,100   SH         SOLE         N/A      127,100
SCHLUMBERGER LTD             COM              806857-10-8     4,496    94,505   SH         SOLE         N/A       94,505
SOLECTRON CORPORATION        COM              834182-10-7         6     1,568   SH         SOLE         N/A        1,568
SUN MICROSYSTEMS INC         COM              866810-10-4         7     1,480   SH         SOLE         N/A        1,480
TYCO INTL LTD (NEW)          COM              902124-10-6        39     2,050   SH         SOLE         N/A        2,050
VANGUARD INTL GROWTH         INTL GROWTH FD   921910-20-4     7,605   180,418   SH         SOLE         N/A      180,418
WALGREEN COMPANY             COM              931422-10-9     9,207   305,850   SH         SOLE         N/A      305,850
WELLS FARGO & CO (NEW)       COM              949746-10-1     8,817   174,920   SH         SOLE         N/A      174,920
WYETH                        COM              983024-10-0     7,342   161,165   SH         SOLE         N/A      161,165
